Document and Entity Information	Apr. 06, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001594012
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 06, 2022
Entity Registrant Name	INVESTORS BANCORP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36441
Entity Tax Identification Number	46-4702118
Entity Address, Address Line One	101 JFK Parkway
Entity Address, City or Town	Short Hills
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07078
City Area Code	(973)
Local Phone Number	924-5100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common
Trading Symbol	ISBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false